Aug. 28, 2019
INVESCO EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED MAY 29, 2020 TO THE PROSPECTUSES DATED
AUGUST 28, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco Aerospace & Defense ETF	Invesco Golden Dragon China ETF
Invesco BuyBack AchieversTM ETF	Invesco High Yield Equity Dividend
Invesco CleantechTM ETF	AchieversTM ETF
Invesco Dividend AchieversTM ETF	Invesco International Dividend
Invesco Dow Jones Industrial Average	AchieversTM ETF
Dividend ETF	Invesco NASDAQ Internet ETF
Invesco DWA Basic Materials Momentum	Invesco Raymond James SB-1 Equity ETF
ETF	Invesco S&P 100 Equal Weight ETF
Invesco DWA Consumer Cyclicals	Invesco S&P 500 BuyWrite ETF
Momentum ETF	Invesco S&P 500® Equal Weight ETF
Invesco DWA Consumer Staples	Invesco S&P 500® Equal Weight
Momentum ETF	Communication Services ETF
Invesco DWA Energy Momentum ETF	Invesco S&P 500® Equal Weight Consumer
Invesco DWA Financial Momentum ETF	Discretionary ETF
Invesco DWA Healthcare Momentum ETF	Invesco S&P 500® Equal Weight Consumer
Invesco DWA Industrials Momentum ETF	Staples ETF
Invesco DWA Momentum ETF	Invesco S&P 500® Equal Weight Energy
Invesco DWA Technology Momentum ETF	ETF
Invesco DWA Utilities Momentum ETF	Invesco S&P 500® Equal Weight Financials
Invesco Dynamic Biotechnology & Genome	ETF
ETF	Invesco S&P 500® Equal Weight Health
Invesco Dynamic Building & Construction	Care ETF
ETF	Invesco S&P 500® Equal Weight Industrials
Invesco Dynamic Energy Exploration &	ETF
Production ETF	Invesco S&P 500® Equal Weight Materials
Invesco Dynamic Food & Beverage ETF	ETF
Invesco Dynamic Large Cap Growth ETF	Invesco S&P 500® Equal Weight Real
Invesco Dynamic Large Cap Value ETF	Estate ETF
Invesco Dynamic Leisure and Entertainment	Invesco S&P 500® Equal Weight
ETF	Technology ETF
Invesco Dynamic Market ETF	Invesco S&P 500® Equal Weight Utilities
Invesco Dynamic Media ETF	ETF
Invesco Dynamic Networking ETF	Invesco S&P 500 GARP ETF
Invesco Dynamic Oil & Gas Services ETF	Invesco S&P 500® Pure Growth ETF
Invesco Dynamic Pharmaceuticals ETF	Invesco S&P 500® Pure Value ETF
Invesco Dynamic Semiconductors ETF	Invesco S&P 500® Quality ETF
Invesco Dynamic Software ETF	Invesco S&P 500® Top 50 ETF
Invesco Financial Preferred ETF	Invesco S&P 500 Value with Momentum
Invesco FTSE RAFI US 1000 ETF	ETF
Invesco FTSE RAFI US 1500 Small-	Invesco S&P MidCap 400® Equal Weight
Mid ETF	ETF
Invesco Global Listed Private Equity ETF
Invesco S&P MidCap 400® Pure Growth	Invesco S&P SmallCap 600® Pure Value
ETF	ETF
Invesco S&P MidCap 400® Pure Value ETF	Invesco S&P SmallCap Momentum ETF
Invesco S&P MidCap Momentum ETF	Invesco S&P SmallCap Value with
Invesco S&P MidCap Quality ETF	Momentum ETF
Invesco S&P MidCap Value with	Invesco S&P Spin-Off ETF
Momentum ETF	Invesco Water Resources ETF
Invesco S&P SmallCap 600® Equal Weight	Invesco WilderHill Clean Energy ETF
ETF	Invesco Zacks Mid-Cap ETF
Invesco S&P SmallCap 600® Pure Growth	Invesco Zacks Multi-Asset Income ETF
ETF
(each, a “Fund” and collectively, the “Funds”)
Effective immediately, for each Fund, the following disclosure replaces the first paragraph in the section “Summary Information – Fund Fees and Expenses”:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.